SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Useful life
Office equipment and furniture	4 to 10 years
Motor vehicles	5 years
Property - office building and office suite	50 years

SCHEDULE OF INTANGIBLE ASSETS

Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful life
Computer software and applications	5-10 years
Computer system - AI calculation engine	5-10 years
Trademark	10 years
Technology	10 years
Customer relationship	10 years
Content assets-licensed movies and television series	Over the license period or estimated period of use

SCHEDULE OF FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2024 by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term/long-term deposits	$610,360	$-	$-	$610,360

SCHEDULE OF FAIR VALUE ON NON-FINANCIAL ASSETS ON NON-RECURRING BASIS

The Company measures certain non-financial assets on a non-recurring basis:

	Level 1	Level 2	Level 3	Total
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd	$-	$-	$23,500,000	$23,500,000
Goodwill arising from the acquisition of One Eighty Ltd	$-	$-	$82,244,248	$82,244,248

SCHEDULE OF CURRENCY EXCHANGE RATE

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2024	March 31, 2023	September 30, 2023
Period-end spot rate	US$1=MYR4.7225	US$1=MYR4.4130	US$1=MYR4.6983
Average rate	US$1=MYR4.7094	US$1=MYR4.4774	US$1=MYR4.5263

SCHEDULE OF DISAGGREGATION OF REVENUE

	For the six months ended March 31,
	2024	2023

Revenue from advertising services	$1,053,614	$2,220,794
Revenue from cash rebate, payment solution services, and media booking	279,816	14,924
Revenue from software licensing	2,079,112	1,740,472
Revenue from production services	652,745	-
Revenue from marketing and promotional campaign service	383,234	-
Total operating revenue	$4,448,521	$3,976,190